RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - FINANCIAL ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (DETAILS) (Fair Value, Measurements, Recurring [Member], USD $)
In Millions, unless otherwise specified
	Jun. 30, 2013		Jun. 30, 2012
Fair Value, Inputs, Level 1 [Member]
Liabilities at fair value:
Liabilities recorded & not recorded at fair value	$ 22,671		$ 25,829
Estimate of Fair Value, Fair Value Disclosure [Member]
Liabilities at fair value:
Liabilities recorded & not recorded at fair value	25,842		28,134
Fair Value, Inputs, Level 3 [Member]
Liabilities at fair value:
Liabilities recorded & not recorded at fair value	0		0
Fair Value, Inputs, Level 2 [Member]
Liabilities at fair value:
Liabilities recorded & not recorded at fair value	3,171		2,305
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities at fair value:
Long-term Debt, Fair Value	22,671	[1]	25,829	[1]
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Liabilities at fair value:
Long-term Debt, Fair Value	25,693	[1]	27,948	[1]
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities at fair value:
Long-term Debt, Fair Value	0	[1]	0	[1]
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities at fair value:
Long-term Debt, Fair Value	3,022	[1]	2,119	[1]
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Assets at fair value:
Assets, Fair Value Disclosure	23	[2]	9	[2]
Liabilities at fair value:
Liabilities, Fair Value Disclosure	0	[3]	0	[3]
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury and Government [Member]
Assets at fair value:
Investment securities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | Other Investments [Member]
Assets at fair value:
Investment securities	23		9
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	0	[4]	0	[4]
Liabilities at fair value:
Derivative liabilities	0	[4]	0	[4]
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | Commodities
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign currency hedges
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets at fair value:
Assets, Fair Value Disclosure	2,229	[2]	452	[2]
Liabilities at fair value:
Liabilities, Fair Value Disclosure	149	[3]	186	[3]
Portion at Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | US Treasury and Government [Member]
Assets at fair value:
Investment securities	1,571		0
Portion at Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Other Investments [Member]
Assets at fair value:
Investment securities	47		33
Portion at Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	19	[4]	86	[4]
Liabilities at fair value:
Derivative liabilities	90	[4]	23	[4]
Portion at Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Interest Rate
Assets at fair value:
Derivative assets	191		298
Liabilities at fair value:
Derivative liabilities	59		0
Portion at Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	233		32
Liabilities at fair value:
Derivative liabilities	0		19
Portion at Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Commodities
Assets at fair value:
Derivative assets	0		3
Liabilities at fair value:
Derivative liabilities	0		2
Portion at Fair Value, Fair Value Disclosure [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Foreign currency hedges
Assets at fair value:
Derivative assets	168		0
Liabilities at fair value:
Derivative liabilities	0		142
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at fair value:
Assets, Fair Value Disclosure	24	[2]	24	[2]
Liabilities at fair value:
Liabilities, Fair Value Disclosure	0	[3]	0	[3]
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury and Government [Member]
Assets at fair value:
Investment securities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | Other Investments [Member]
Assets at fair value:
Investment securities	24		24
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	0	[4]	0	[4]
Liabilities at fair value:
Derivative liabilities	0	[4]	0	[4]
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | Commodities
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign currency hedges
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Assets at fair value:
Assets, Fair Value Disclosure	2,182	[2]	419	[2]
Liabilities at fair value:
Liabilities, Fair Value Disclosure	149	[3]	186	[3]
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury and Government [Member]
Assets at fair value:
Investment securities	1,571		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Other Investments [Member]
Assets at fair value:
Investment securities	0		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	19	[4]	86	[4]
Liabilities at fair value:
Derivative liabilities	90	[4]	23	[4]
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate
Assets at fair value:
Derivative assets	191		298
Liabilities at fair value:
Derivative liabilities	59		0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	233		32
Liabilities at fair value:
Derivative liabilities	0		19
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Commodities
Assets at fair value:
Derivative assets	0		3
Liabilities at fair value:
Derivative liabilities	0		2
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign currency hedges
Assets at fair value:
Derivative assets	168		0
Liabilities at fair value:
Derivative liabilities	$ 0		$ 142

[1]	Long-term debt includes the current portion ($4,540 and $4,095 as of June 30, 2013 and 2012, respectively) of debt instruments. Long-term debt is not recorded at fair value on a recurring basis, but is measured at fair value for disclosure purposes. Fair values are generally estimated based on quoted market prices for identical or similar instruments.
[2]	Investment securities and all derivative assets are presented in prepaid expenses and other current assets and other noncurrent assets. The amortized cost of the U.S. government securities was $1,604 as of June 30, 2013. All U.S. government securities have contractual maturities between one and five years. Fair values are generally estimated based upon quoted market prices for similar instruments.
[3]	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.
[4]	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.